Goodwill and Intangible Assets (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009	Oct. 31, 2010
Goodwill and Intangible Assets (Textual) [Abstract]
Number of reporting units	2
Sensitivity analysis discount rate				10.00%
Capitalization rate in terminal period				2.00%
Finite-lived Intangible assets amortization expense	$ 29	$ 33	$ 35
Hotel segment [Member]
Goodwill and Intangible Assets (Textual) [Abstract]
Goodwill fair value in excess of carrying value	8,600
Goodwill fair value in excess of carrying value percentage	135.00%
Vacation ownership segment [Member]
Goodwill and Intangible Assets (Textual) [Abstract]
Goodwill fair value in excess of carrying value	$ 237
Goodwill fair value in excess of carrying value percentage	30.00%